INTANGIBLE ASSETS, NET (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Intangible assets, net
Total Cost	¥ 156,940,338	$ 22,104,895	¥ 152,933,740	$ 24,090,882	¥ 149,316,132
Less: Accumulated Amortization	(75,625,405)	(10,651,765)	(72,215,762)	(11,375,785)	(65,537,529)
Intangible Assets, net	81,314,933	11,453,130	80,717,978	12,715,097	83,778,603
Patents
Intangible assets, net
Total Cost	79,608,000	11,212,710	79,608,000	12,540,248	79,608,000
Licenses, software and laboratory information system
Intangible assets, net
Total Cost	10,150,478	1,429,685	6,143,880	967,814	2,526,272
Land use rights
Intangible assets, net
Total Cost	¥ 67,181,860	$ 9,462,500	¥ 67,181,860	$ 10,582,820	¥ 67,181,860